UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK – 100.2%

	Shares	Value
Belgium – 1.1%
Anheuser-Busch InBev ADR	10,000	$1,219,100

Canada – 2.3%
Canadian Pacific Railway	8,755	1,599,538
Imperial Oil	23,400	933,192

		2,532,730

Denmark – 2.2%
Novo Nordisk ADR	44,000	2,349,160

France – 1.8%
Christian Dior ADR	24,200	1,127,720
TOTAL ADR	15,548	772,114

		1,899,834

Mexico – 0.1%
Fomento Economico Mexicano ADR *	650	60,775

Netherlands – 1.6%
ASML Holding, Cl G	6,695	676,396
Royal Dutch Shell ADR, Cl A	17,839	1,064,096

		1,740,492

Switzerland – 6.6%
Nestle ADR	44,348	3,335,881
Novartis ADR	18,326	1,807,127
Roche Holding ADR	58,980	2,027,732

		7,170,740

United Kingdom – 1.9%
Diageo ADR	9,890	1,093,537
SABMiller ADR	18,164	954,609

		2,048,146

United States – 82.6%

Consumer Discretionary – 8.8%
Comcast, Cl A	19,568	1,105,005
McDonald’s	16,573	1,614,873
Target	22,404	1,838,696
Time Warner Cable	5,505	825,090
Twenty-First Century Fox, Cl A	41,830	1,415,527
Twenty-First Century Fox, Cl B	12,841	422,212
Walt Disney	21,312	2,235,416

		9,456,819

Consumer Staples – 20.3%
Altria Group	54,417	2,721,938
Coca-Cola	94,212	3,820,297
Estee Lauder, Cl A	21,082	1,753,179
Kraft Foods Group	4,495	391,582
Mondelez International, Cl A	13,735	495,696

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2015 (Unaudited)

COMMON STOCK – continued

	Shares	Value
PepsiCo	20,370	$1,947,780
Philip Morris International	56,814	4,279,799
Procter & Gamble	36,178	2,964,425
Walgreens Boots Alliance	22,953	1,943,660
Wal-Mart Stores	17,972	1,478,197
Whole Foods Market	1,400	72,912

		21,869,465

Energy – 13.7%
California Resources	10,336	78,657
Chevron	32,322	3,393,164
ConocoPhillips	21,174	1,318,293
Enterprise Products Partners (A)	37,930	1,249,035
EOG Resources	6,084	557,842
Exxon Mobil	51,118	4,345,030
Occidental Petroleum	25,841	1,886,393
Phillips 66	7,669	602,783
Plains All American Pipeline (A)	27,800	1,355,806

		14,787,003

Financials – 12.0%
ACE	14,631	1,631,210
American Express	27,460	2,145,175
Berkshire Hathaway, Cl B *	2,109	304,371
BlackRock, Cl A	4,835	1,768,837
Franklin Resources	26,030	1,335,860
JPMorgan Chase	36,009	2,181,425
McGraw Hill Financial	8,833	913,332
State Street	20,780	1,527,953
Wells Fargo	20,105	1,093,712

		12,901,875

Health Care – 6.9%
Abbott Laboratories	38,415	1,779,767
AbbVie	26,463	1,549,144
Celgene *	10,100	1,164,328
Gilead Sciences *	12,521	1,228,686
Johnson & Johnson	16,404	1,650,242
Zoetis, Cl A	606	28,052

		7,400,219

Industrials – 4.2%
Caterpillar	9,717	777,652
Union Pacific	14,328	1,551,866
United Technologies	18,846	2,208,751

		4,538,269

Information Technology – 14.8%
Apple	47,544	5,915,900
Automatic Data Processing	12,340	1,056,798
Facebook, Cl A *	10,200	838,593
Google, Cl A *	168	93,189
Google, Cl C *	168	92,064

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2015 (Unaudited)

COMMON STOCK – continued

	Shares	Value
Intel	44,494	$1,391,328
International Business Machines	7,117	1,142,278
Oracle	27,919	1,204,705
QUALCOMM	12,716	881,727
Texas Instruments	40,201	2,298,894
Visa, Cl A	8,800	575,608
Xilinx	10,331	437,001

		15,928,085

Materials – 1.9%
Air Products & Chemicals	3,734	564,879
Praxair	12,708	1,534,364

		2,099,243

		88,980,978

TOTAL COMMON STOCK (Cost $71,317,346)		108,001,955

SHORT-TERM INVESTMENTS – 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.000% (B)	55,011	55,011

SEI Daily Income Trust Government Fund, 0.020% (B)	84,508	84,508

TOTAL SHORT-TERM INVESTMENTS (Cost $139,519)		139,519

TOTAL INVESTMENTS– 100.3% (Cost $71,456,865) †		$108,141,474

Percentages are based on Net Assets of $107,816,922.

*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At March 31, 2015, these securities amounted to $2,604,841 or 2.4% of net assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

†	At March 31, 2015, the tax basis cost of the Fund’s investments was $71,456,865, and the unrealized appreciation and depreciation were $38,832,588 and $(2,147,979) respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual financial statements.

SAR-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: May 29, 2015